Shareholder Report, Average Annual Return (Details) LMA2200_ClearBridge Select Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	15.75%	9.49%	16.37%
Russell 3000 Index_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%